TAXES RECEOVERABLE (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	September 30, 2024	December 31, 2023
VAT recoverable	$1,550	$3,231
GST recoverable	22	20
Income taxes recoverable	1,920	3,329
	$3,492	$6,580